Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Virtus Strategy Trust
Entity Central Index Key	0001423227
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000066034 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Water Fund
Class Name	Institutional Class
Trading Symbol	AWTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Water Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Water Fund Institutional Class / AWTIX	$46	0.93%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
Net Assets	$ 511,802,000
Holdings Count | Holding	36
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$511,802
Total number of portfolio holdings	36
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Water Utilities	36%
Machinery	23
Commercial Services & Supplies	13
Building Products	8
Trading Companies & Distributors	5
Chemicals	4
Construction & Engineering	4
Multi-Utilities	3
Electronic Equipment, Instruments & Components	2
Life Sciences Tools & Services	2
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000061367 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Water Fund
Class Name	Class C
Trading Symbol	AWTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Water Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Water Fund Class C / AWTCX	$97	1.97%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.97%
Net Assets	$ 511,802,000
Holdings Count | Holding	36
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$511,802
Total number of portfolio holdings	36
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Water Utilities	36%
Machinery	23
Commercial Services & Supplies	13
Building Products	8
Trading Companies & Distributors	5
Chemicals	4
Construction & Engineering	4
Multi-Utilities	3
Electronic Equipment, Instruments & Components	2
Life Sciences Tools & Services	2
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000061366 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Water Fund
Class Name	Class A
Trading Symbol	AWTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Water Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Water Fund Class A / AWTAX	$60	1.22%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.22%
Net Assets	$ 511,802,000
Holdings Count | Holding	36
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$511,802
Total number of portfolio holdings	36
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Water Utilities	36%
Machinery	23
Commercial Services & Supplies	13
Building Products	8
Trading Companies & Distributors	5
Chemicals	4
Construction & Engineering	4
Multi-Utilities	3
Electronic Equipment, Instruments & Components	2
Life Sciences Tools & Services	2
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000075799 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Global Allocation Fund
Class Name	Class A
Trading Symbol	PALAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Global Allocation Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Global Allocation Fund Class A / PALAX	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 146,646,000
Holdings Count | Holding	297
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$146,646
Total number of portfolio holdings	297
Portfolio turnover rate as of the end of the reporting period	49%

Holdings [Text Block]
Asset Allocation(1)
Affiliated Mutual Funds		50%
Affiliated Exchange-Traded Funds		25
Common Stocks		17
Banks	3
Insurance	2
Marine Transportation	1
All other Common Stocks	11
Equity-Linked Notes		4
Financial Services	3
Banks	1
Convertible Bonds and Notes		3
Computers	1
Software	1
Financial Services	1
Convertible Preferred Stocks		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000075797 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Global Allocation Fund
Class Name	Institutional Class
Trading Symbol	PALLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Global Allocation Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Global Allocation Fund Institutional Class / PALLX	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 146,646,000
Holdings Count | Holding	297
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$146,646
Total number of portfolio holdings	297
Portfolio turnover rate as of the end of the reporting period	49%

Holdings [Text Block]
Asset Allocation(1)
Affiliated Mutual Funds		50%
Affiliated Exchange-Traded Funds		25
Common Stocks		17
Banks	3
Insurance	2
Marine Transportation	1
All other Common Stocks	11
Equity-Linked Notes		4
Financial Services	3
Banks	1
Convertible Bonds and Notes		3
Computers	1
Software	1
Financial Services	1
Convertible Preferred Stocks		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000160541 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Global Allocation Fund
Class Name	Class R6
Trading Symbol	AGASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Global Allocation Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Global Allocation Fund Class R6 / AGASX	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
Net Assets	$ 146,646,000
Holdings Count | Holding	297
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$146,646
Total number of portfolio holdings	297
Portfolio turnover rate as of the end of the reporting period	49%

Holdings [Text Block]
Asset Allocation(1)
Affiliated Mutual Funds		50%
Affiliated Exchange-Traded Funds		25
Common Stocks		17
Banks	3
Insurance	2
Marine Transportation	1
All other Common Stocks	11
Equity-Linked Notes		4
Financial Services	3
Banks	1
Convertible Bonds and Notes		3
Computers	1
Software	1
Financial Services	1
Convertible Preferred Stocks		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000235255 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Convertible Fund
Class Name	Class R6
Trading Symbol	VAADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Convertible Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Convertible Fund Class R6 / VAADX	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 1,455,352,000
Holdings Count | Holding	103
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,455,352
Total number of portfolio holdings	103
Portfolio turnover rate as of the end of the reporting period	67%

Holdings [Text Block]
Asset Allocation(1)
Convertible Bonds and Notes		84%
Computers	12
Software	10
Electric Utilities	7
All other Convertible Bonds and Notes	55
Convertible Preferred Stocks		13
Short-Term Investment		3
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000086661 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Convertible Fund
Class Name	Institutional Class
Trading Symbol	ANNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Convertible Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Convertible Fund Institutional Class / ANNPX	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 1,455,352,000
Holdings Count | Holding	103
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,455,352
Total number of portfolio holdings	103
Portfolio turnover rate as of the end of the reporting period	67%

Holdings [Text Block]
Asset Allocation(1)
Convertible Bonds and Notes		84%
Computers	12
Software	10
Electric Utilities	7
All other Convertible Bonds and Notes	55
Convertible Preferred Stocks		13
Short-Term Investment		3
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000086659 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Convertible Fund
Class Name	Class C
Trading Symbol	ANZCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Convertible Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Convertible Fund Class C / ANZCX	$88	1.73%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.73%
Net Assets	$ 1,455,352,000
Holdings Count | Holding	103
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,455,352
Total number of portfolio holdings	103
Portfolio turnover rate as of the end of the reporting period	67%

Holdings [Text Block]
Asset Allocation(1)
Convertible Bonds and Notes		84%
Computers	12
Software	10
Electric Utilities	7
All other Convertible Bonds and Notes	55
Convertible Preferred Stocks		13
Short-Term Investment		3
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000086658 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Convertible Fund
Class Name	Class A
Trading Symbol	ANZAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Convertible Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Convertible Fund Class A / ANZAX	$49	0.96%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
Net Assets	$ 1,455,352,000
Holdings Count | Holding	103
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,455,352
Total number of portfolio holdings	103
Portfolio turnover rate as of the end of the reporting period	67%

Holdings [Text Block]
Asset Allocation(1)
Convertible Bonds and Notes		84%
Computers	12
Software	10
Electric Utilities	7
All other Convertible Bonds and Notes	55
Convertible Preferred Stocks		13
Short-Term Investment		3
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000086672 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus International Small-Cap Fund
Class Name	Class A
Trading Symbol	AOPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus International Small-Cap Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus International Small-Cap Fund Class A / AOPAX	$67	1.26%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.26%
Net Assets	$ 59,476,000
Holdings Count | Holding	132
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$59,476
Total number of portfolio holdings	132
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Asset Allocation(1)
Metals & Mining	10%
Oil, Gas & Consumable Fuels	9
Banks	8
Semiconductors & Semiconductor Equipment	7
Chemicals	6
Construction & Engineering	5
Insurance	4
Trading Companies & Distributors	4
Commercial Services & Supplies	4
Food Products	3
Other (includes short-term investment)	40
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000086675 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus International Small-Cap Fund
Class Name	Institutional Class
Trading Symbol	ALOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus International Small-Cap Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus International Small-Cap Fund Institutional Class / ALOIX	$55	1.05%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
Net Assets	$ 59,476,000
Holdings Count | Holding	132
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$59,476
Total number of portfolio holdings	132
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Asset Allocation(1)
Metals & Mining	10%
Oil, Gas & Consumable Fuels	9
Banks	8
Semiconductors & Semiconductor Equipment	7
Chemicals	6
Construction & Engineering	5
Insurance	4
Trading Companies & Distributors	4
Commercial Services & Supplies	4
Food Products	3
Other (includes short-term investment)	40
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000165874 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus International Small-Cap Fund
Class Name	Class R6
Trading Symbol	AIISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus International Small-Cap Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus International Small-Cap Fund Class R6 / AIISX	$53	1.01%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%
Net Assets	$ 59,476,000
Holdings Count | Holding	132
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$59,476
Total number of portfolio holdings	132
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Asset Allocation(1)
Metals & Mining	10%
Oil, Gas & Consumable Fuels	9
Banks	8
Semiconductors & Semiconductor Equipment	7
Chemicals	6
Construction & Engineering	5
Insurance	4
Trading Companies & Distributors	4
Commercial Services & Supplies	4
Food Products	3
Other (includes short-term investment)	40
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000177646 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Short Duration High Income Fund
Class Name	Class R6
Trading Symbol	ASHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Short Duration High Income Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Income Fund Class R6 / ASHSX	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 684,476,000
Holdings Count | Holding	210
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$684,476
Total number of portfolio holdings	210
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		90%
Financials	25
Energy	14
Communication Services	9
All other Corporate Bonds and Notes	42
Leveraged Loans		9
Other		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000103878 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Short Duration High Income Fund
Class Name	Institutional Class
Trading Symbol	ASHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Short Duration High Income Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Income Fund Institutional Class / ASHIX	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 684,476,000
Holdings Count | Holding	210
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$684,476
Total number of portfolio holdings	210
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		90%
Financials	25
Energy	14
Communication Services	9
All other Corporate Bonds and Notes	42
Leveraged Loans		9
Other		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000103877 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Short Duration High Income Fund
Class Name	Class C
Trading Symbol	ASHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Short Duration High Income Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Income Fund Class C / ASHCX	$56	1.11%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%
Net Assets	$ 684,476,000
Holdings Count | Holding	210
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$684,476
Total number of portfolio holdings	210
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		90%
Financials	25
Energy	14
Communication Services	9
All other Corporate Bonds and Notes	42
Leveraged Loans		9
Other		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000103876 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Short Duration High Income Fund
Class Name	Class A
Trading Symbol	ASHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Short Duration High Income Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Income Fund Class A / ASHAX	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 684,476,000
Holdings Count | Holding	210
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$684,476
Total number of portfolio holdings	210
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		90%
Financials	25
Energy	14
Communication Services	9
All other Corporate Bonds and Notes	42
Leveraged Loans		9
Other		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000118783 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Emerging Markets Value Fund
Class Name	Class A
Trading Symbol	AZMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Emerging Markets Value Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Emerging Markets Value Fund Class A / AZMAX	$57	1.14%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%
Net Assets	$ 14,668,000
Holdings Count | Holding	99
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$14,668
Total number of portfolio holdings	99
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	35%
Consumer Discretionary	17
Materials	13
Financials	11
Health Care	7
Industrials	6
Communication Services	5
Other	6
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000118780 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Emerging Markets Value Fund
Class Name	Institutional Class
Trading Symbol	AZMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Emerging Markets Value Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Emerging Markets Value Fund Institutional Class / AZMIX	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Net Assets	$ 14,668,000
Holdings Count | Holding	99
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$14,668
Total number of portfolio holdings	99
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	35%
Consumer Discretionary	17
Materials	13
Financials	11
Health Care	7
Industrials	6
Communication Services	5
Other	6
Total	100%
(1)	Percentage of total investments as of March 31, 2026.